Income taxes (Details 3) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income taxes
Non-capital losses - Canada	$ 9,511,000	$ 6,921,000
Net-capital losses - Australia	113,000	124,000
Financing costs	1,238,000	1,449,000
Total	$ 10,862,000	$ 8,494,000